Invested and working capital, Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Current [Abstract]
Interest receivable	$ 0	$ 0
Other debtors	195	246
Prepayments	129	107
Total current trade and other receivables	324	353
Non-current [Abstract]
Other debtors	276	307
Total non-current trade and other receivables	276	307
Total current and non-current trade and other receivables	$ 600	$ 660